Marketable Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities [Abstract]
Loss (gain) from sale and increase in value of marketable securities classified as trading	$ (53)	$ 149	$ (136)
Proceeds from sale and maturity of available-for-sale marketable securities	4,000	39,594	16,541
Financial income (expenses)	$ 0	$ 94	$ (16)